Deferred revenue (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / OZ	Dec. 31, 2023 USD ($) $ / OZ
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred revenue - variable consideration adjustments - prior periods | $	$ (3.8)	$ 4.9
Variable consideration adjustment - increase (decrease) of finance expense | $	$ 0.2	$ (0.1)
Peru Stream Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Drawdown rate for gold | $ / OZ	817	820
Drawdown rate for silver | $ / OZ	14.56	15.26
Stream transactions with 777 mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rate on streaming agreement	9.00%